Revenue Recognition - Schedule of reconciliation of beginning and ending balances of unbilled receivables and contract liabilities (Detail) - ColdQuanta, Inc. dba Infleqtion [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Unbilled receivables, current (Beginning Balance)	$ 3,558	$ 1,304
Unbilled receivables additions	29,766	15,711
Amounts transferred to receivables	(28,590)	(13,457)
Unbilled receivables, current (Ending Balance)	4,734	3,558
Contract assets additions	201
Contract with customer, asset, current (Ending Balance)	201
Contract with customer, liability, current (Beginning Balance)	3,402	2,551
Customer advance payments	11,436	3,525
Revenue recognized	(7,968)	(2,674)
Contract with customer, liability, current (Ending Balance)	$ 6,871	$ 3,402